HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of details over assets and liabilities classified as held-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	$ 5,792	$ 1,864
Liabilities held-for-sale	4,232	391
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	5,792	1,864
Liabilities held-for-sale	4,232	391
Assets and liabilities classified as held for sale | Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	5,792	0
Liabilities held-for-sale	4,232	0
Assets and liabilities classified as held for sale | Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	0	1,846
Liabilities held-for-sale	0	391
Assets and liabilities classified as held for sale | Other individual assets
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets held-for-sale	0	18
Liabilities held-for-sale	$ 0	$ 0